UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06378

Templeton Developing Markets Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street
, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period:  12/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report and Shareholder Letter
Templeton
Developing Markets
Trust
December 31, 2022
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Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report

SHAREHOLDER LETTER
Dear Shareholder:
As we head further into 2023, we find many reasons to be
constructive about emerging markets (EMs). Markets such
as Chile and Indonesia have started to pause interest-
rate hikes or scale back the magnitude of their rate hikes,
and we expect a policy pivot to revive consumption and
spur economic growth as inflation slows. In addition, after
a slowdown in earnings in 2022, there is a prospect for a
recovery in earnings growth in 2023. We view China as a
leader, but we are of the view that near-term earnings may
remain relatively weak, with a recovery timed toward the end of 2023 instead. Nonetheless, a pickup in earnings revisions in EMs would signify better times ahead for earnings and, in turn, equities.
Although a weakening global outlook appears to be on
the horizon, we believe economies with a greater focus on
domestic demand are better placed to weather a challenging
environment. These markets include EM countries such as
India, Brazil and Indonesia. India has attracted investors
looking to diversify their manufacturing bases from China.
Similarly, the Middle East is experiencing an upturn in
consumption, due to a spillover from high energy prices.
China’s recent policy changes and what we believe to be
low equity valuations have created opportunities locally as
well as in Asia more broadly, as China is the largest driver of economic activity in the region. China’s reopening could
benefit EMs outside of Asia as well. As mobility in China
bounces back to pre-pandemic levels, its demand for oil will also likely increase. This benefits several non-Asian EMs
which supply crude oil to China, including Saudi Arabia,
Kuwait and Colombia. While the risks of 2022 have abated
slightly, we remain watchful for developments that could
change our overall EM outlook, including China’s relationship with Taiwan and the United States.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Developing Markets Trust’s annual report
includes more detail about prevailing conditions and a
discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Manraj S. Sekhon, CFA
Chief Investment Officer
Franklin Templeton Emerging Markets Equity
This letter reflects our analysis and opinions as of December
31, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

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Annual Report

Contents
Annual Report
Templeton Developing Markets Trust 3
Performance Summary 7
Your Fund’s Expenses 10
Financial Highlights and Schedule of Investments 11
Financial Statements 20
Notes to Financial Statements 24
Report of Independent Registered
Public Accounting Firm 35
Tax Information 36
Board Members and Officers 37
Shareholder Information 42
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Templeton Developing Markets Trust
This annual report for Templeton Developing Markets Trust
covers the fiscal year ended December 31, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation. Under
normal market conditions, the Fund invests at least 80% of
its net assets in securities of companies located or operating in “developing market countries,” as defined in the Fund’s
prospectus.
Performance Overview
The Fund’s Class A shares posted a -22.21% cumulative
total return for the 12 months under review. In comparison,
the Fund’s benchmark, the MSCI Emerging Markets (EM)
Index-NR, which measures global emerging market stock
performance, posted a -20.09% cumulative total return
for the same period.
1
Please note, index performance
is provided for reference and we do not attempt to track
an index but rather undertake investments on the basis
of fundamental research. In addition, the Fund’s return
reflects the effect of fees and expenses for professional
management, while an index does not have such costs.
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
Emerging market economies mostly grew during the 12
months ended December 31, 2022, although high levels
of inflation, the spread of COVID-19 variants and Russia’s
invasion of Ukraine restrained growth. Most emerging
market countries’ central banks—with the notable exception
of China—raised their benchmark interest rates to stem
inflation, a trend also seen in developed market countries.
During the period, emerging market equities were hurt by
investor concerns about Russia’s invasion of Ukraine, rising inflation and accompanying interest-rate hikes, supply-chain challenges, and China’s government regulations targeting
technology companies. Overall losses were somewhat
limited by a rally late in the period, as China’s easing of its
“zero-COVID” policy and receding global inflation boosted
investor confidence.
Regarding individual countries, China’s year-on-year
economic growth rate accelerated in 2022’s first quarter but slowed significantly in the second quarter amid continued
COVID outbreaks, weak domestic demand and tightening
monetary policy abroad. Growth rebounded in the third
quarter, due partly to supportive government policies.
Taiwan’s year-on-year growth rate moderated in 2022’s first
half amid weakness in private and government spending
as well as imports outpacing exports. A rebound in private
spending helped growth accelerate in the third quarter.
South Korea’s year-on-year growth rate moderated in 2022’s
first quarter, as investment and spending weakened amid
government restrictions to slow the spread of COVID, and
remained mostly steady in the second and third quarters.
India’s year-on-year growth rate moderated in 2022’s first
quarter, dragged down by outbreaks of the Omicron variant,
high energy prices and supply-chain disruptions. Growth
accelerated in the second quarter, boosted by accelerating
private and public spending, but moderated in the third
quarter as inflation and rising interest rates hurt domestic demand and weak global demand hurt exports. Russia’s
year-on-year growth rate moderated in 2022’s first quarter
and contracted in the second and third quarters as domestic
spending weakened amid widespread international sanctions
imposed in response to Russia’s invasion of Ukraine. Brazil’s
Geographic Composition
12/31/22
% of Total
Net Assets
Asia 80.2%
Latin America & Caribbean 12.1%
North America 3.4%
Europe 2.6%
Middle East & Africa 1.2%
Short-Term Investments & Other Net Assets 0.5%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
16
.

Templeton Developing Markets Trust

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Annual Report
year-on-year growth rates accelerated in 2022’s first half,
due in part to an increase in private spending spurred by
the lifting of COVID-related restrictions. Growth was mostly steady in the third quarter.
Turning to specific countries’ monetary policies, the People’s
Bank of China lowered its benchmark loan prime rate two
times during the period to spur growth in the face of COVID-
related headwinds, high commodity prices and a downturn in
the property market. In contrast, the central banks of Taiwan,
South Korea, India and Brazil all raised their benchmark
interest rates multiple times to stem rising inflation. Russia’s central bank more than doubled its benchmark interest
rate early in the period to offset ruble devaluation caused
by international sanctions following the country’s invasion
of Ukraine in February 2022. During the rest of the period,
Russia’s central bank cut its benchmark rate multiple times, and the rate ended the period lower than where it started.
In this environment, emerging market stocks, as measured
by the MSCI EM Index-NR, posted a -20.09% total return for
the 12 months ended December 31, 2022.
1
Chinese equities
declined significantly during the period due to regulatory
pressure on technology companies, a slowdown in the
property market and new COVID outbreaks. A late-period
rally did ease overall losses as the government eased its
zero-COVID policies and provided support to the embattled
property sector. Equities in Taiwan also fell significantly
during the period, mostly due to weakening global demand
for consumer electronics and a broader selloff of growth
stocks. Russian equities declined significantly early in
the reporting period in the run-up to Russia’s invasion
of Ukraine. In March 2022, major index providers MSCI
and FTSE Russell zero-valued Russian equities and
dropped them from their benchmarks following the Russian
government closing access to its stock markets. Brazilian
equities rose during a volatile 12-month period. Valuations
shot up in 2022’s first quarter due to high foreign inflows—
attracted by low equity prices—and high commodity prices.
Most of those gains were reversed in the second quarter as
commodity prices fell from their peaks and rising fuel costs and inflation heightened the risk of social unrest. Equity
prices then rose during the remaining six months of the year, as inflation rose less than expected and unemployment
declined.
Investment Strategy
We employ a fundamental, research-driven, long-term
approach, focusing on companies with sustainable earnings
power that are trading at a discount to intrinsic worth. In
assessing individual investment opportunities, we consider
a variety of factors, including a company’s profit and loss
outlook, balance sheet strength, cash flow trends and
asset value in relation to the current price of the company’s securities. We also focus on incorporating environmental,
social and governance (ESG) factors throughout the
investment process, including the Fund’s security-selection
and portfolio construction process.
Manager’s Discussion
Key contributors to absolute performance during the
reporting period were Brilliance China Automotive Holdings,
ICICI Bank and Petroleo Brasileiro.
Brilliance China Automotive is a Chinese carmaker noted for
its joint venture with German luxury carmaker BMW (not a
Fund holding). Brilliance China Automotive was the Fund’s
largest contributor for the period as the company saw its
shares move higher after trading was resumed in October
2022 following a suspension of one-and-a-half years. The
company has announced that a special dividend will be
paid out of the proceeds from a stake sale in its affiliate
BMW Brilliance Automotive. Brilliance China's suspension
in March 2021 was due to audit issues, including a delay
in the publication of its 2020 annual results. Following the suspension, a third-party forensic investigation revealed
unauthorized fund transfers and loan guarantees to its
state-owned parent Huachen Automotive Group (not a Fund
holding) and several other counterparties.
Shares of India-based ICICI Bank gained during the year
following several consistently strong quarters of loan growth, net interest margins and non-interest income. In our view,
the bank remains well positioned with its healthy capital
adequacy ratios and strong franchise.
Top 10 Countries
12/31/22
a
% of Total
Net Assets
a a
China 28.8%
South Korea 19.7%
Taiwan 14.2%
India 12.0%
Brazil 8.5%
United States 3.4%
Thailand 2.7%
Mexico 2.4%
United Kingdom 1.6%
Hong Kong 1.3%

Templeton Developing Markets Trust

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Annual Report
Brazil’s national oil and gas company Petroleo Brasileiro
(Petrobras) was a significant contributor to performance,
boosted by rising energy prices and a proactive policy of
returning cash to shareholders. Its share price gave up some gains towards the end of the year amid concerns regarding
potential changes in management and the strategy for the
company under the new Brazilian government.
In contrast, key detractors—in addition to Russian
holdings—included Taiwan Semiconductor Manufacturing
Co. (TSMC), Samsung Electronics and NAVER.
After rising in 2021 from a positive outlook for the
semiconductor industry, chipmaker TSMC came under
selling pressure as investors reassessed the prospects for
growth in chip demand. Lower demand for Apple’s (not a
Fund holding) new iPhone model along with geopolitical
concerns and U.S. restrictions on chip exports to China also contributed to the decline of TSMC’s share price during the
year. There were small increases in the stock performance
throughout the year following quarterly results, but these
were overshadowed by negative market sentiment for the
stock and sector.
A leading global semiconductor manufacturer, Samsung
Electronics is also one of the world’s largest smartphone
producers as well as a key supplier of organic light-emitting diode (LED) displays. Similar to TSMC, Samsung Electronics
also came under selling pressure as investors reassessed
the outlook for chip demand. Rising inventory levels have
converged with increased global economic uncertainty,
resulting in an inventory adjustment among customers. In
addition to the already weakening demand in the PC and
mobile segments, there were also concerns over the outlook
for server demand. Consensus estimates among analysts for
sales in 2023 peaked in May 2022 and have been trending
lower since then.
South Korean internet search and advertising company
NAVER was negatively impacted by slower growth in a
post-COVID environment. The stock was pressured by
concerns about expansion into unprofitable new businesses
in an uncertain macroeconomic environment along with
weak earnings which fell short of consensus estimates.
However, we believe NAVER is in a good position to build a
thriving ecosystem integrating e-commerce, payments and
digital content based on its solid foundation in search and
advertising.
Before Russia’s invasion of Ukraine, we had maintained
our position in Russian stocks including LUKOIL, a major
Russian oil producer, Sberbank of Russia, one of the biggest banks in the country, and Yandex, Russia’s largest search
engine, given the belief that diplomacy could resolve the
issue. However, Russian equities and the Russian ruble
declined sharply following Russia’s invasion of Ukraine and
extensive sanctions from the rest of the world. We trimmed
the portfolio’s holding in Sberbank as a risk mitigation
measure. Moreover, index compilers MSCI and FTSE
dropped Russia from their benchmarks in early March at
a zero-value, due to non-fulfillment of market accessibility requirements. Although trading in the domestic market
resumed in late March, following a trading suspension on
February 28, 2022, foreigners remained barred from selling,
while trading in Russian American and Global Depositary
Receipts (ADRs/GDRs) listed in international exchanges
also remained suspended at the time of this writing. Given
these facts, on March 4, 2022, Russian company securities
were fair valued at zero by the Franklin Templeton Valuation
Committee. In concluding upon a zero value, the continued
uncertainty in the market, restrictions on trading the shares both onshore and offshore, and a lack of any price discovery mechanism to provide indications of residual value were all
taken into account.
For the 12 months ended December 31, 2022, the U.S.
dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the
portfolio’s investment in securities with non-U.S. currency
exposure.
Top 10 Holdings
12/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Taiwan Semiconductor Manufacturing Co. Ltd. 10.3%
Semiconductors & Semiconductor Equipment,
Taiwan
ICICI Bank Ltd. 6.0%
Banks, India
Samsung Electronics Co. Ltd. 5.9%
Technology Hardware, Storage & Peripherals,
South Korea
Alibaba Group Holding Ltd. 5.4%
Internet & Direct Marketing Retail, China
Tencent Holdings Ltd. 4.4%
Interactive Media & Services, China
MediaTek, Inc. 3.3%
Semiconductors & Semiconductor Equipment,
Taiwan
NAVER Corp. 3.0%
Interactive Media & Services, South Korea
LG Corp. 2.9%
Industrial Conglomerates, South Korea
China Merchants Bank Co. Ltd. 2.8%
Banks, China
Prosus NV 2.7%
Internet & Direct Marketing Retail, China

Templeton Developing Markets Trust

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Annual Report
In the last 12 months, the Fund increased its holdings in
U.S.-listed companies with exposure to emerging markets
as well as Chile, the United Arab Emirates and Thailand as
we continued to identify companies with what we believe
to be sustainable earnings power trading at a discount to
their intrinsic worth. In terms of sectors, additions were
undertaken in energy, consumer discretionary and health
care. Some additions were also made to the utilities sector.
New additions to the portfolio included India’s leading
private sector financial services firm HDFC Bank, South
Korea-based lithium-ion battery manufacturer Samsung
SDI, and the previously mentioned Petrobras. We also
added to our existing high-conviction portfolio holdings with purchases in India-based and U.S.-listed business process
outsourcing company Genpact, China-based financial firm
China Merchants Bank, and Taiwan-based MediaTek, a chip
designer for smartphones and other technology devices.
The Fund reduced its investments in South Korea, Taiwan,
China and Hong Kong in favor of opportunities we found
more compelling. Sectors which experienced the largest
sales were information technology, financials and consumer
staples. In terms of key sales, we closed positions in
Brazilian financial exchange B3, China-based waterproof
material manufacturer Keshun Waterproof Technologies and
South African general merchandise retailer Massmart. We
also trimmed positions in several key holdings, including
the aforementioned Samsung Electronics, TSMC and ICICI
Bank to realign the portfolio.
We thank you for your continued participation in Templeton
Developing Markets Trust and look forward to serving your
future investment needs.
Chetan Sehgal, CFA
Andrew Ness
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2022
Templeton Developing Markets Trust

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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -22.21% -26.48%
5-Year -7.90% -2.74%
10-Year +10.90% +0.47%
Advisor
1-Year -22.01% -22.01%
5-Year -6.71% -1.38%
10-Year +13.84% +1.30%
See page 9 for Performance Summary footnotes.

Templeton Developing Markets Trust
Performance Summary

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Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(12/31/12–12/31/22)
Advisor Class
(12/31/12–12/31/22)

Templeton Developing Markets Trust
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets, of which frontier markets are a subset, involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Because these frameworks are typically even less developed in frontier markets, as well as various factors including the increased potential for extreme price volatility, illiquidity, trade barriers and exchange controls, the risks associated with developing markets are magnified in frontier markets. The Fund is designed for the aggressive portion of a well-diversified portfolio. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impos-
sible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/23 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI EM Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/22–12/31/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.4149 $0.4522 $0.8671
C $0.2606 $0.4522 $0.7128
R $0.3707 $0.4522 $0.8229
R6 $0.4859 $0.4522 $0.9381
Advisor $0.4612 $0.4522 $0.9134
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.38% 1.54%
Advisor 1.13% 1.29%

Your Fund’s Expenses
Templeton Developing Markets Trust

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As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/22
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
Ending
Account
Value 12/31/22
Expenses
Paid During
Period
7/1/22–12/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,000.10 $6.96 $1,018.25 $7.02 1.38%
C $1,000 $996.30 $10.72 $1,014.47 $10.81 2.13%
R $1,000 $998.70 $8.21 $1,016.99 $8.29 1.63%
R6 $1,000 $1,002.00 $5.05 $1,020.16 $5.09 1.00%
Advisor $1,000 $1,001.10 $5.70 $1,019.51 $5.75 1.13%

Templeton Developing Markets Trust
Financial Highlights
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The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.41 $25.42 $21.96 $18.17 $21.98
Income from investment operations
a
:
Net investment income
b
......................... 0.37 0.17
c
0.13 0.32
d
0.20
Net realized and unrealized gains (losses) ........... (5.40) (1.66) 3.94 4.46 (3.76)
Total from investment operations .................... (5.03) (1.49) 4.07 4.78 (3.56)
Less distributions from:
Net investment income .......................... (0.41) (0.49) (0.26) (0.76) (0.25)
Net realized gains ............................. (0.45) (1.03) (0.35) (0.23) —
Total distributions ............................... (0.86) (1.52) (0.61) (0.99) (0.25)
Net asset value, end of year ....................... $16.52 $22.41 $25.42 $21.96 $18.17
Total return
e
................................... (22.21)% (5.80)% 18.67% 26.39% (16.20)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.55% 1.54% 1.53% 1.52% 1.56%
Expenses net of waiver and payments by affiliates ....... 1.38% 1.38% 1.38% 1.38% 1.34%
Net investment income ........................... 2.01% 0.64%
c
0.61% 1.57%
d
0.99%
Supplemental data
Net assets, end of year (000’s) ..................... $681,700 $969,062 $1,145,066 $1,067,300 $917,488
Portfolio turnover rate ............................ 21.97% 21.89% 18.58% 17.71% 9.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.41%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.15%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Templeton Developing Markets Trust
Financial Highlights
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Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.95 $24.83 $21.46 $17.75 $21.34
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.22 (0.04)
c
(0.03) 0.20
d
0.08
Net realized and unrealized gains (losses) ........... (5.27) (1.58) 3.82 4.32 (3.67)
Total from investment operations .................... (5.05) (1.62) 3.79 4.52 (3.59)
Less distributions from:
Net investment income .......................... (0.26) (0.23) (0.07) (0.58) —
Net realized gains ............................. (0.45) (1.03) (0.35) (0.23) —
Total distributions ............................... (0.71) (1.26) (0.42) (0.81) —
Net asset value, end of year ....................... $16.19 $21.95 $24.83 $21.46 $17.75
Total return
e
................................... (22.79)% (6.48)% 17.79% 25.42% (16.78)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.31% 2.29% 2.28% 2.27% 2.31%
Expenses net of waiver and payments by affiliates ....... 2.13% 2.13% 2.13% 2.13% 2.09%
Net investment income (loss) ...................... 1.21% (0.15)%
c
(0.15)% 0.82%
d
0.24%
Supplemental data
Net assets, end of year (000’s) ..................... $18,373 $30,956 $48,429 $56,860 $63,116
Portfolio turnover rate ............................ 21.97% 21.89% 18.58% 17.71% 9.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.38)%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.40%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

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The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.93 $24.96 $21.57 $17.86 $21.61
Income from investment operations
a
:
Net investment income
b
......................... 0.31 0.13
c
0.07 0.29
d
0.15
Net realized and unrealized gains (losses) ........... (5.27) (1.65) 3.88 4.36 (3.70)
Total from investment operations .................... (4.96) (1.52) 3.95 4.65 (3.55)
Less distributions from:
Net investment income .......................... (0.37) (0.48) (0.21) (0.71) (0.20)
Net realized gains ............................. (0.45) (1.03) (0.35) (0.23) —
Total distributions ............................... (0.82) (1.51) (0.56) (0.94) (0.20)
Net asset value, end of year ....................... $16.15 $21.93 $24.96 $21.57 $17.86
Total return .................................... (22.40)% (6.03)% 18.43% 26.02% (16.38)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.80% 1.80% 1.78% 1.77% 1.81%
Expenses net of waiver and payments by affiliates ....... 1.63% 1.63% 1.62% 1.63% 1.59%
Net investment income ........................... 1.76% 0.52%
c
0.35% 1.32%
d
0.74%
Supplemental data
Net assets, end of year (000’s) ..................... $26,150 $37,252 $20,234 $20,016 $18,025
Portfolio turnover rate ............................ 21.97% 21.89% 18.58% 17.71% 9.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.29%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.90%.

Templeton Developing Markets Trust
Financial Highlights
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Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.22 $25.23 $21.78 $18.02 $21.82
Income from investment operations
a
:
Net investment income
b
......................... 0.42 0.27
c
0.25 0.39
d
0.28
Net realized and unrealized gains (losses) ........... (5.33) (1.66) 3.89 4.45 (3.75)
Total from investment operations .................... (4.91) (1.39) 4.14 4.84 (3.47)
Less distributions from:
Net investment income .......................... (0.49) (0.59) (0.34) (0.85) (0.33)
Net realized gains ............................. (0.45) (1.03) (0.35) (0.23) —
Total distributions ............................... (0.94) (1.62) (0.69) (1.08) (0.33)
Net asset value, end of year ....................... $16.37 $22.22 $25.23 $21.78 $18.02
Total return .................................... (21.90)% (5.42)% 19.16% 26.89% (15.90)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.10% 1.14% 1.15% 1.15% 1.21%
Expenses net of waiver and payments by affiliates ....... 1.00% 1.00% 1.0 0% 0.99% 0.96%
Net investment income ........................... 2.31% 1.06%
c
1.19% 1.96%
d
1.37%
Supplemental data
Net assets, end of year (000’s) ..................... $143,225 $214,696 $203,362 $120,791 $94,344
Portfolio turnover rate ............................ 21.97% 21.89% 18.58% 17.71% 9.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.83%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.54%.

Templeton Developing Markets Trust
Financial Highlights
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The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.26 $25.27 $21.82 $18.06 $21.86
Income from investment operations
a
:
Net investment income
b
......................... 0.41 0.24
c
0.18 0.37
d
0.25
Net realized and unrealized gains (losses) ........... (5.36) (1.66) 3.94 4.44 (3.75)
Total from investment operations .................... (4.95) (1.42) 4.12 4.81 (3.50)
Less distributions from:
Net investment income .......................... (0.46) (0.56) (0.32) (0.82) (0.30)
Net realized gains ............................. (0.45) (1.03) (0.35) (0.23) —
Total distributions ............................... (0.91) (1.59) (0.67) (1.05) (0.30)
Net asset value, end of year ....................... $16.40 $22.26 $25.27 $21.82 $18.06
Total return .................................... (22.01)% (5.55)% 19.01% 26.67% (15.99)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.30% 1.29% 1.28% 1.27% 1.31%
Expenses net of waiver and payments by affiliates ....... 1.13% 1.13% 1.13% 1.13% 1.09%
Net investment income ........................... 2.26% 0.92%
c
0.87% 1.82%
d
1.24%
Supplemental data
Net assets, end of year (000’s) ..................... $152,957 $221,055 $244,645 $195,065 $156,766
Portfolio turnover rate ............................ 21.97% 21.89% 18.58% 17.71% 9.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.69%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.40%.

Templeton Developing Markets Trust
Schedule of Investments, December 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 93.4%
Brazil 2.4%
Americanas SA .................. Internet & Direct Marketing Retail 1,378,747 $ 2,511,673
TOTVS SA ..................... Software 83,041 432,472
Vale SA ........................ Metals & Mining 1,143,447 19,349,247
a
XP, Inc., A ...................... Capital Markets 119,181 1,828,237
24,121,629
Cambodia 0.5%
a,b
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 5,296,447 4,654,032
Chile 0.7%
b
Banco Santander Chile, ADR ....... Banks 466,531 7,389,851
China 28.8%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 4,768,179 52,321,486
a
Alibaba Group Holding Ltd., ADR .... Internet & Direct Marketing Retail 31,492 2,774,130
a
Baidu, Inc., A .................... Interactive Media & Services 543,332 7,748,415
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., A ........... Construction Materials 1,160,600 5,619,044
a
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 37,797,200 21,161,609
b
Chervon Holdings Ltd. ............. Household Durables 34,100 187,216
China Merchants Bank Co. Ltd., A .... Banks 4,392,853 23,603,264
China Merchants Bank Co. Ltd., H .... Banks 917,612 5,077,998
China Resources Cement Holdings Ltd. Construction Materials 12,788,284 6,758,084
China Resources Land Ltd. ......... Real Estate Management & Development 627,857 2,856,389
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 3,139,319 2,491,379
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 224,992 8,686,941
c
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 3,749,927 2,472,334
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 3,367,163 21,354,783
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 2,861,125 6,074,124
JD.com, Inc., A .................. Internet & Direct Marketing Retail 54,528 1,522,258
NetEase, Inc. ................... Entertainment 610,821 8,859,470
Ping An Bank Co. Ltd., A ........... Banks 3,816,533 7,259,611
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 1,922,987 12,633,697
Prosus NV ..................... Internet & Direct Marketing Retail 393,246 27,149,790
Tencent Holdings Ltd. ............. Interactive Media & Services 1,064,427 45,132,670
a
Tencent Music Entertainment Group,
ADR ........................ Entertainment 759,839 6,291,467
Uni-President China Holdings Ltd. .... Food Products 11,065,801 11,045,381
Weifu High-Technology Group Co. Ltd.,
B ........................... Auto Components 1,230,263 2,074,132
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg
S ........................... Life Sciences Tools & Services 433,460 3,283,030
294,438,702
Hong Kong 1.3%
Techtronic Industries Co. Ltd. ....... Machinery 1,185,315 13,165,278
Hungary 1.0%
Richter Gedeon Nyrt. ............. Pharmaceuticals 436,594 9,691,748
India 12.0%
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 136,184 9,437,248
HDFC Bank Ltd. ................. Banks 1,068,567 20,954,727
ICICI Bank Ltd. .................. Banks 5,684,926 61,135,081
Infosys Ltd. ..................... IT Services 571,004 10,408,321

Templeton Developing Markets Trust
Schedule of Investments
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The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a
One 97 Communications Ltd. ....... IT Services 688,593 $ 4,416,314
a
PB Fintech Ltd. .................. Insurance 493,404 2,668,687
Tata Consultancy Services Ltd. ...... IT Services 152,609 6,000,621
a
Zomato Ltd. .................... Internet & Direct Marketing Retail 11,045,259 7,916,732
122,937,731
Indonesia 0.8%
Astra International Tbk. PT ......... Automobiles 22,822,268 8,351,805
Mexico 2.4%
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand, ADR ................. Banks 3,726,457 22,470,536
a,c
Nemak SAB de CV, 144A, Reg S .... Auto Components 8,826,866 2,518,396
24,988,932
Peru 0.5%
Intercorp Financial Services, Inc. ..... Banks 212,707 4,998,614
Philippines 0.3%
BDO Unibank, Inc. ............... Banks 1,693,820 3,223,849
Russia 0.0%
d,e
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 414,906 —
a,d,e
Sberbank of Russia PJSC .......... Banks 5,058,740 —
a,c,d,e
VK Co. Ltd., GDR, Reg S .......... Interactive Media & Services 134,941 —
a,d,e
Yandex NV, A ................... Interactive Media & Services 424,692 —
—
South Africa 0.4%
Netcare Ltd. .................... Health Care Providers & Services 5,102,894 4,362,013
South Korea 19.7%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 386,780 10,246,822
KT Skylife Co. Ltd. ............... Media 452,147 2,926,406
a,f
L&F Co. Ltd. .................... Electronic Equipment, Instruments &
Components 20,539 2,843,820
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 153,870 5,280,903
a
LG Chem Ltd. ................... Chemicals 8,617 4,132,173
LG Corp. ....................... Industrial Conglomerates 469,958 29,222,230
NAVER Corp. ................... Interactive Media & Services 216,564 30,929,476
POSCO Holdings, Inc. ............ Metals & Mining 60,867 13,376,875
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,365,640 60,194,429
Samsung Life Insurance Co. Ltd. ..... Insurance 426,769 24,066,047
f
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 8,197 3,865,025
Soulbrain Co. Ltd. ................ Chemicals 81,798 14,275,223
201,359,429
Taiwan 14.2%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 1,787,322 5,793,974
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 1,680,596 33,984,843
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 7,258,529 105,434,416
145,213,233
Thailand 2.7%
Kasikornbank PCL ............... Banks 3,150,973 13,397,508
Kiatnakin Phatra Bank PCL ......... Banks 2,196,220 4,672,790

Templeton Developing Markets Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 34 .
a a Industry Shares a Value
a
Common Stocks
(continued)
Thailand (continued)
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 13,921,074 $ 4,292,069
Thai Beverage PCL ............... Beverages 9,206,700 4,707,389
27,069,756
United Arab Emirates 0.7%
a
Americana Restaurants International plc Hotels, Restaurants & Leisure 4,136,477 3,357,173
a
Emirates Central Cooling Systems Corp. Water Utilities 10,965,816 4,239,900
7,597,073
United Kingdom 1.6%
Unilever plc ..................... Personal Products 332,313 16,777,072
United States 3.4%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 264,642 15,134,876
Genpact Ltd. .................... IT Services 418,844 19,400,854
34,535,730
Total Common Stocks (Cost $846,489,730) .....................................
954,876,477
a
Preferred Stocks 6.1%
Brazil 6.1%
g
Banco Bradesco SA, ADR, 3.99% .... Banks 6,972,850 20,081,808
g
Itau Unibanco Holding SA, ADR, 4.25% Banks 4,469,717 21,052,367
g
Petroleo Brasileiro SA, 46.96% ...... Oil, Gas & Consumable Fuels 4,601,359 21,323,384
62,457,559
Total Preferred Stocks (Cost $66,044,138) ......................................
62,457,559
a a a a a
Escrows and Litigation Trusts 0.0%
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 395,958 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $912,533,868) ...............................
1,017,334,036
Short Term Investments 0.6%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 0.6%
United States 0.6%
h,i
Institutional Fiduciary Trust - Money
Market Portfolio, 3.782% ......... 5,916,597 5,916,597
Total Money Market Funds (Cost $5,916,597) ...................................
5,916,597
a a a a a
Total Short Term Investments (Cost $5,916,597 ) .................................
5,916,597
a a a
Total Investments (Cost $918,450,465) 100.1% ..................................
$1,023,250,633
Other Assets, less Liabilities (0.1)% ...........................................
(844,687)
Net Assets 100.0% ...........................................................
$1,022,405,946
a a a

Templeton Developing Markets Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2022. See Note 1(d).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2022, the aggregate value of these securities was $8,273,760, representing 0.8% of net assets.
d
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
e
See Note 6 regarding investments in Russian securities.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
g
Variable rate security. The rate shown represents the yield at period end.
h
See Note 3(f) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Templeton Developing Markets Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Developing
Markets Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $912,533,868
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 5,916,597
Value - Unaffiliated issuers (Includes securities loaned of $1,461,322) ................................. $1,017,334,036
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 5,916,597
Foreign currency, at value (cost $1,350,035) ...................................................... 1,350,051
Receivables:
Investment securities sold ................................................................... 3,365,968
Capital shares sold ........................................................................ 441,197
Dividends and interest ..................................................................... 5,320,886
Total assets .......................................................................... 1,033,728,735
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,516,264
Capital shares redeemed ................................................................... 1,736,873
Management fees ......................................................................... 800,586
Distribution fees .......................................................................... 173,844
Transfer agent fees ........................................................................ 360,393
Trustees' fees and expenses ................................................................. 7,840
Deferred tax ............................................................................... 6,563,094
Accrued expenses and other liabilities ........................................................... 163,895
Total liabilities ......................................................................... 11,322,789
Net assets, at value ................................................................. $1,022,405,946
Net assets consist of:
Paid-in capital ............................................................................. $994,612,210
Total distributable earnings (losses) ............................................................. 27,793,736
Net assets, at value ................................................................. $1,022,405,946

Templeton Developing Markets Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Developing
Markets Trust
Class A:
Net assets, at value ....................................................................... $681,700,160
Shares outstanding ........................................................................ 41,257,581
Net asset value per share
a
.................................................................. $16.52
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $17.48
Class C:
Net assets, at value ....................................................................... $18,373,305
Shares outstanding ........................................................................ 1,135,108
Net asset value and maximum offering price per share
a
............................................. $16.19
Class R:
Net assets, at value ....................................................................... $26,149,523
Shares outstanding ........................................................................ 1,619,037
Net asset value and maximum offering price per share ............................................. $16.15
Class R6:
Net assets, at value ....................................................................... $143,225,464
Shares outstanding ........................................................................ 8,751,642
Net asset value and maximum offering price per share ............................................. $16.37
Advisor Class:
Net assets, at value ....................................................................... $152,957,494
Shares outstanding ........................................................................ 9,327,244
Net asset value and maximum offering price per share ............................................. $16.40
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Developing Markets Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Developing
Markets Trust
Investment income:
Dividends: (net of foreign taxes of $3,609,424)
Unaffiliated issuers ........................................................................ $38,370,483
Non-controlled affiliate s (Note 3f) ............................................................. 294,844
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 9,109
Non-controlled affiliates (Note 3 f ) ............................................................. 110
Total investment income ................................................................... 38,674,546
Expenses:
Management fees (Note 3 a ) ................................................................... 11,942,752
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,898,202
    Class C ................................................................................ 221,432
    Class R ................................................................................ 145,151
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,841,119
    Class C ................................................................................ 53,395
    Class R ................................................................................ 70,342
    Class R6 ............................................................................... 62,160
    Advisor Class ............................................................................ 421,646
Custodian fee s ............................................................................. 116,025
Reports to shareholders fees .................................................................. (219,406)
Registration and filing fees .................................................................... 119,700
Professional fees ........................................................................... 90,118
Trustees' fees and expenses .................................................................. 56,705
Other .................................................................................... 51,803
Total expenses ......................................................................... 16,871,144
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (1,880,402)
Net expenses ......................................................................... 14,990,742
Net investment income ................................................................ 23,683,804
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $2,390,074)
Unaffiliated issuers ...................................................................... 18,495,129
Foreign currency transactions ................................................................ (721,404)
Net realized gain (loss) .................................................................. 17,773,725
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (364,139,206)
Translation of other assets and liabilities denominated in foreign currencies .............................. (74,047)
Change in deferred taxes on unrealized appreciation ............................................... 603,479
Net change in unrealized appreciation (depreciation) ............................................ (363,609,774)
Net realized and unrealized gain (loss) ............................................................ (345,836,049)
Net increase (decrease) in net assets resulting from operations .......................................... $(322,152,245)

Templeton Developing Markets Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton Developing Markets Trust
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $23,683,804 $11,912,287
Net realized gain (loss) ................................................. 17,773,725 100,005,000
Net change in unrealized appreciation (depreciation) ........................... (363,609,774) (203,405,882)
Net increase (decrease) in net assets resulting from operations ................ (322,152,245) (91,488,595)
Distributions to shareholders:
Class A ............................................................. (35,210,072) (62,274,156)
Class C ............................................................. (803,430) (1,685,134)
Class R ............................................................. (1,291,451) (2,437,100)
Class R6 ............................................................ (7,849,877) (14,572,217)
Advisor Class ........................................................ (8,443,548) (14,959,729)
Total distributions to shareholders .......................................... (53,598,378) (95,928,336)
Capital share transactions: (Note 2 )
Class A ............................................................. (39,311,433) (54,051,626)
Class C ............................................................. (4,993,489) (13,723,889)
Class R ............................................................. (1,616,475) 22,503,442
Class R6 ............................................................ (17,781,391) 38,635,249
Advisor Class ........................................................ (11,162,531) 5,339,711
Total capital share transactions ............................................ (74,865,319) (1,297,113)
Net increase (decrease) in net assets ................................... (450,615,942) (188,714,044)
Net assets:
Beginning of year ....................................................... 1,473,021,888 1,661,735,932
End of year ........................................................... $1,022,405,946 $1,473,021,888

Templeton Developing Markets Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Templeton Developing Markets Trust (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company. The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.

Templeton Developing Markets Trust
Notes to Financial Statements

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Annual Report
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, may sell the securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at December 31,
2022, the Fund held $1,539,440 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund’s custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2022, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business,
the Fund, enters into contracts with service providers
that contain general indemnification clauses. The Fund's
maximum exposure under these arrangements is unknown
as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31 , 2022 , there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
1. Organization and Significant Accounting Policies
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:
Year Ended
December 31, 2022
Year Ended
December 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 2,594,594 $47,455,000 4,111,526 $108,241,392
Shares issued in reinvestment of distributions .......... 1,996,373 31,836,345 2,565,665 56,812,922
Shares redeemed ............................... (6,573,642) (118,602,778) (8,483,464) (219,105,940)
Net increase (decrease) .......................... (1,982,675) $(39,311,433) (1,806,273) $(54,051,626)
Class C Shares:
Shares sold ................................... 169,726 $3,016,922 290,061 $7,535,946
Shares issued in reinvestment of distributions .......... 51,972 801,554 77,457 1,680,656
Shares redeemed
a
.............................. (497,177) (8,811,965) (907,340) (22,940,491)
Net increase (decrease) .......................... (275,479) $(4,993,489) (539,822) $(13,723,889)
Class R Shares:
Shares sold ................................... 330,592 $5,977,297 1,114,218 $28,566,513
Shares issued in reinvestment of distributions .......... 82,923 1,289,849 112,345 2,434,863
Shares redeemed ............................... (493,285) (8,883,621) (338,531) (8,497,934)
Net increase (decrease) .......................... (79,770) $(1,616,475) 888,032 $22,503,442
Class R6 Shares:
Shares sold ................................... 2,659,241 $47,147,695 2,751,462 $70,118,875
Shares issued in reinvestment of distributions .......... 314,892 5,005,457 450,864 9,896,787
Shares redeemed ............................... (3,886,067) (69,934,543) (1,598,953) (41,380,413)
Net increase (decrease) .......................... (911,934) $(17,781,391) 1,603,373 $38,635,249
Advisor Class Shares:
Shares sold ................................... 1,782,917 $32,226,414 4,281,577 $110,413,441
Shares issued in reinvestment of distributions .......... 502,236 7,973,174 643,526 14,152,944
Shares redeemed ............................... (2,890,331) (51,362,119) (4,674,674) (119,226,674)
Net increase (decrease) .......................... (605,178) $(11,162,531) 250,429 $5,339,711
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Asset Management based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2022, the gross effective investment management fee rate was 1.043% of the Fund’s average daily net assets.
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The subadvisory fee is paid by Asset Management based on Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Annualized Fee Rate Net Assets
1.050% Up to and including $1 billion
1.000% Over $1 billion, up to and including $5 billion
0.950% Over $5 billion, up to and including $10 billion
0.900% Over $10 billion, up to and including $15 billion
0.850% Over $15 billion, up to and including $20 billion
0.800% In excess of $20 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2022, the Fund paid transfer agent fees of $2,448,662, of which $1,124,838 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2022, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $30,848
CDSC retained .............................................................................. $7,037
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $ 5,912,137 $ 213,004,337 $ (212,999,877) $ — $ — $ 5,916,597 5,916,597 $ 294,844
3. Transactions with Affiliates
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.13%, and for Class R6 do not exceed 1.00%, based on the average net assets of each class until April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2023.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
During the year ended December 31, 2022, the Fund utilized $2,669,501 of capital loss carryforwards.
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2022, the Fund deferred post-October capital losses of $976,676 and late-
year ordinary losses of $295,444.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets Trust (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 3.782% $— $9,212,673 $(9,212,673) $— $— $— — $110
Total Affiliated Securities ... $5,912,137 $222,217,010 $(222,212,550) $— $— $5,916,597 $294,954
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $5,394,884
Long term ................................................................................ 26,063,133
Total capital loss carryforwards ............................................................... $31,458,017
a
a
Includes $31,458,017 from the acquired Templeton BRIC Fund, which may be carried over to offset future capital gains, subject to certain limitations .
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
The tax character of distributions paid during the years ended December 31, 2022 and 2021, was as follows:
At December 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, foreign capital gains tax, corporate actions and wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2022, aggregated
$250,709,240  and $358,778,595, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investor (QFII) license and, in the case of certain eligible A shares, through the Shanghai and
Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies
2022 2021
Distributions paid from:
Ordinary income .......................................................... $26,148,534 $32,891,303
Long term capital gain ...................................................... 27,449,844 63,037,033
$53,598,378 $95,928,336
Cost of investments .......................................................................... $954,038,315
Unrealized appreciation ........................................................................ $272,908,988
Unrealized depreciation ........................................................................ (203,696,670)
Net unrealized appreciation (depreciation) .......................................................... $69,212,318
4. Income Taxes
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at
December 31, 2022.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 3, 2023, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 2, 2024, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the  Statement of Operations. During the year ended December 31, 2022, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
6. Concentration of Risk
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

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Annual Report
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
10. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Templeton Developing Markets Trust
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 1,828,237 $ 22,293,392 $ — $ 24,121,629
Cambodia ............................ — 4,654,032 — 4,654,032
Chile ................................ 7,389,851 — — 7,389,851
China ............................... 38,914,147 255,524,555 — 294,438,702
Hong Kong ........................... — 13,165,278 — 13,165,278
Hungary ............................. — 9,691,748 — 9,691,748
India ................................ — 122,937,731 — 122,937,731
Indonesia ............................ — 8,351,805 — 8,351,805
Mexico .............................. 24,988,932 — — 24,988,932
Peru ................................ 4,998,614 — — 4,998,614
Philippines ............................ — 3,223,849 — 3,223,849
Russia ............................... — — —
a
—
South Africa ........................... — 4,362,013 — 4,362,013
South Korea .......................... — 201,359,429 — 201,359,429
Taiwan ............................... — 145,213,233 — 145,213,233
Thailand ............................. — 27,069,756 — 27,069,756
United Arab Emirates .................... 7,597,073 — — 7,597,073
United Kingdom ........................ — 16,777,072 — 16,777,072
United States .......................... 34,535,730 — — 34,535,730
Preferred Stocks :
Brazil ................................ 41,134,175 21,323,384 — 62,457,559
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 5,916,597 — — 5,916,597
Total Investments in Securities ........... $167,303,356 $855,947,277
b
$— $1,023,250,633
a
Includes securities determined to have no value at December 31, 2022.
b
Includes foreign securities valued at $855,947,277, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements

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Annual Report
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt

Templeton Developing Markets Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of Templeton Developing Markets Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Developing Markets Trust (the "Fund") as of December 31, 2022, the related statement of operations for the year ended
December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31,
2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31,
2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Developing Markets Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information re lated to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amount s on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2022:
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2022 :
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $27,449,844
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $285,813
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $31,172,739
Amount Reported
Foreign Taxes Paid $4,107,744
Foreign Source Income Earned $28,448,403

Templeton Developing Markets Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 119 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Strategic Income Fund
(closed-end investment
management company)
(September 2022-present); Ares
Capital Corporation (specialty
finance company) (2010-present),
United Natural Foods, Inc. (food
distribution) (2013-present),
formerly , Navient Corporation (loan
management, servicing and asset
recovery) (2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Terrence J. Checki (1945) Trustee Since January
2023
119 Hess Corporation (exploration of oil
and gas) (2014-present)
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2016 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007- 2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Developing Markets Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1996 and Lead
Independent
Trustee since
2007
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison–United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017- 2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Developing Markets Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 1991 20 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Chairman of
the Board ,Vice
President and
Trustee
Chairman of the Board
and Vice President
since
January 2023, and
Trustee since 2007
131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Trustee Since 2013 120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Templeton Developing Markets Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President -
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Manraj S. Sekhon (1969) President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
7 Temasek Blvd.,
Suntec Tower 1, #38-03
Singapore 038987
Principal Occupation During at Least the Past 5 Years:
Chief Investment Officer, Franklin Templeton Emerging Markets Equity; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President
and Secretary
Vice President since
2011 and Secretary
since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Developing Markets Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective December 31st 2022, Robert E. Wade ceased to be a trustee of the Trust.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Templeton Developing Markets Trust
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

711 A 02/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Developing Markets Trust
Investment Manager Distributor Shareholder Services
Templeton Asset Management Ltd. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2)
The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $47,271 for the fiscal year ended December 31, 2022 and $48,052 for the fiscal year ended December 31, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended December 31, 2022 and $0 for the fiscal year ended December 31, 2021. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2022 and $635 for the fiscal year ended December 31, 2021. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $190,211 for the fiscal year ended December 31, 2022 and $35,743 for the fiscal year ended December 31, 2021. The services for which these fees were paid included benchmarking services in connection with the ICI TA Survey, fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with a license for employee development tool ProEdge and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $260,211 for the fiscal year ended December 31, 2022 and $36,378 for the fiscal year ended December 31, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.
  N/A

Item 6. Schedule of Investments. N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.  N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DEVELOPING MARKETS TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  February 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  February 27, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  February 27, 2023